NATURE AND DESCRIPTION OF THE COMPANY	6 Months Ended
Jul. 04, 2020
Corporate Information And Statement Of IFRS Compliance [Abstract]
NATURE AND DESCRIPTION OF THE COMPANY
NATURE AND DESCRIPTION OF THE COMPANY
Norbord is an international producer of wood-based panels with 17 mills in the United States, Canada and Europe. Norbord is a publicly traded company listed on the Toronto Stock Exchange (TSX) and the New York Stock Exchange (NYSE). The ticker symbol on both exchanges is “OSB”. The Company is incorporated under the Canada Business Corporations Act and is headquartered in Toronto, Ontario, Canada.
At period-end, Brookfield's interest was approximately 43% of the outstanding common shares of the Company.